Statement of Cash Flows - USD ($)	2 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2022
Cash flows from operating activities:
Net Income (Loss)	$ (11,579)	$ (307,949)	$ 152,167	$ 53,884
Adjustments to reconcile net loss to net cash used in operating activities:
Interest income from Trust Account		(1,349)	(696,180)	(1,348,596)
Changes in operating assets and liabilities:
Accounts payable	11,579	11,579
Prepaid expenses		(7,505)	(182,442)	(135,550)
Accrued expenses		43,871	(27,834)	642,324
Other payables		20,000	90,000	120,000
Net cash used in operating activities		(241,353)	(664,289)	(667,938)
Cash flows from investing activities:
Investment of cash in Trust Account		(116,725,000)
Net cash used in investing activities		(116,725,000)
Cash flows from financing activities:
Proceeds from issuance of Class B ordinary shares to Sponsor		25,000
Payment of Offering Costs		(303,020)
Proceeds from sale of Units, net of underwriting discount paid		112,725,000
Proceeds from sale of Private Placement units		5,280,750
Payment of promissory note to related party		(22,197)
Payment of Accrued Expenses		(23,453)
Net cash provided by financing activities		117,682,080
Net change in cash		715,727	(664,289)	(667,938)
Cash at the beginning of the period			715,727	715,727
Cash at the end of the period		715,727	51,438	47,789
Supplemental disclosure of non-cash financing activities:
Deferred underwriting fee payable		4,025,000	4,025,000	4,025,000
Value of Class A ordinary shares subject to redemption		$ 116,725,000	$ 117,422,529	19,535,946
Extension loan receivable				$ 170,594
Deferred offering costs included in Promissory Note to Related Party	123,253
Deferred offering costs paid by Sponsor for issuance of Class B Ordinary Shares	25,000
Accrued offering costs	$ 20,735